UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS LifeCompass 2030 Fund

	Shares	Value ($)

Equity Funds 89.5%
DWS Blue Chip Fund "Institutional"	3,371	61,088
DWS Capital Growth Fund "Institutional"	749	42,500
DWS Commodity Securities Fund "Institutional"	22,185	405,978
DWS Communications Fund "Institutional"	8,315	168,954
DWS Disciplined Long/Short Value Fund "Institutional"	79,879	750,060
DWS Dreman Concentrated Value Fund "Institutional"	2,936	30,504
DWS Dreman High Return Equity Fund "Institutional"	9,139	386,582
DWS Dreman Mid Cap Value Fund "Institutional"	51,002	590,095
DWS Dreman Small Cap Value Fund "Institutional"	7,505	265,316
DWS Emerging Markets Equity Fund "Institutional"	17,076	405,035
DWS Equity 500 Index Portfolio "Institutional"	71,115	11,301,625
DWS Equity Partners Fund "Institutional"	70,171	1,685,505
DWS Europe Equity Fund "Institutional"	77,801	2,667,805

DWS Global Thematic Fund "S"	10,124	284,588
DWS Gold & Precious Metals Fund "Institutional"	20,893	479,068
DWS Growth & Income Fund "Institutional"	116,550	2,032,636
DWS Health Care Fund "Institutional"	25,356	635,686
DWS International Fund "Institutional"	12,228	841,055
DWS International Select Equity Fund "Institutional"	122,124	1,276,192
DWS International Value Opportunities Fund "Institutional"	52,692	676,039
DWS Japan Equity Fund "S"	5,634	68,956
DWS Large Cap Value Fund "Institutional"	206,362	4,354,239
DWS Large Company Growth Fund "Institutional"	60,557	1,857,882
DWS Micro Cap Fund "Institutional"	3,308	54,016
DWS Mid Cap Growth Fund "Institutional"	5,459	87,457
DWS RREEF Global Real Estate Securities Fund "Institutional"	37,781	382,340
DWS RREEF Real Estate Securities Fund "Institutional"	11,739	239,123
DWS Small Cap Core Fund "S"	127,033	2,289,136
DWS Small Cap Growth Fund "Institutional"	15,467	356,051
DWS Small Cap Value Fund "S"	45,826	788,199
DWS Technology Fund "Institutional"	60,614	789,195

Total Equity Funds (Cost $37,778,434)		36,252,905
Fixed Income – Bond Funds 9.3%
DWS Core Fixed Income Fund "Institutional"	300,802	3,113,305
DWS Floating Rate Plus Fund "Institutional"	25,500	233,072
DWS Inflation Protected Plus Fund "Institutional"	40,567	420,277

Total Fixed Income – Bond Funds (Cost $3,866,481)		3,766,654
Fixed Income - Money Market Funds 0.5%
Cash Management QP Trust	207,620	207,620
DWS Money Market Prime Series	7,837	7,837
DWS Money Market Series "Institutional"	6,723	6,723

Total Fixed Income - Money Market Funds (Cost $222,180)		222,180
Exchange Traded Fund 0.7%
iShares MSCI Canada Index Fund (Cost $244,329)	7,548	264,255
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $42,111,424) †	100.0	40,505,994
Other Assets and Liabilities, Net	0.0	(19,172)

Net Assets	100.0	40,486,822

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $42,170,579. At May 31, 2008, net unrealized depreciation for all securities based on tax cost was $1,664,585. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,364,608 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,029,193.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008